Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ 298,096		¥ 390,080	¥ 94,787
Deferred income tax expense	157,325		91,882	56,419
Total	¥ 455,421	$ 69,796	¥ 481,962	¥ 151,206